Lease Operations - Lessee (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash outflow for lease	R$ 987
Leases renewed	200
Impairemnt for leases	R$ 0	R$ 0	R$ 0